Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Prepaid Expenses

	December 31,
	2018	2017
Insurance premium	33,385	24,337
Aircraft and engine leases	76,610	42,296
Guarantee commission	20,682	15,530
Other	54,834	32,093

	185,511	114,256
Non-current	21,683	4,472

Current	163,829	109,784